Deferred Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred Revenue
33	DEFERRED REVENUE
As of December 31, 2020, deferred revenue primarily includes the non-refundable
prepaid service fees received from customers amounting to RMB24,654 million (as of December 31, 2019: RMB22,316 million), transaction price allocated to the unredeemed point rewards amounting to RMB40,005 million (as of December 31, 2019: RMB25,754 million), and transaction price allocated to unused data traffic carried over amounting to RMB11,156 million (as of December 31, 2019: RMB7,853 million), etc.

	2020	2019
	Million	Million
As of January 1
- Current portion	57,825	63,185
- Non-current portion	6,861	4,881

	64,686	68,066
Additions during the year	260,950	256,432
Recognized in the consolidated statements of comprehensive income	(238,007)	(259,812)

As of December 31	87,629	64,686
Less: c urrent portion	(79,028)	(57,825)

Non-current portion	8,601	6,861